PORTFOLIO OF INVESTMENTS
as of March, 31 2025 (Unaudited)
1
Voya Solution 2065 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 10.0%
1,530  Health Care Select
Sector SPDR Fund
$ 223,395
1.0
31,813  Vanguard FTSE
Developed Markets
ETF
1,617,055
7.5
7,237  Vanguard FTSE
Emerging Markets ETF
327,547
1.5
Total Exchange-Traded
Funds
(Cost $2,000,356)
2,167,997
10.0
MUTUAL FUNDS: 90.0%
Affiliated Investment Companies: 90.0%
12,829  Voya Intermediate
Bond Fund - Class R6
112,379
0.5
136,286  Voya Large Cap Value
Portfolio - Class R6
885,859
4.1
112,947  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
1,087,677
5.0
331,311  Voya Multi-Manager
International Equity
Fund - Class I
3,604,664
16.6
89,505  Voya Multi-Manager
Mid Cap Value Fund
- Class I
831,499
3.8
11,533  Voya Russell
TM
Large
Cap Growth Index
- Class I
850,444
3.9
5,540  Voya Small Cap
Growth Fund - Class
R6
210,778
1.0
30,705  Voya Small Company
Fund - Class R6
428,943
2.0
402,680  Voya U.S. Stock Index
Portfolio - Class I
7,807,973
36.0
31,140  VY
®
Invesco Comstock
Portfolio - Class I
662,664
3.0
58,255  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
1,643,959
7.6
74,359  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
791,185
3.6
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
7,084  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 632,812
2.9
Total Mutual Funds
(Cost $18,889,284)
19,550,836
90.0
Total Long-Term
Investments
(Cost $20,889,640)
21,718,833
100.0
Total Investments in
Securities
(Cost $20,889,640) $ 21,718,833 100.0
Liabilities in Excess
of Other Assets (6,600) 0.0
Net Assets $ 21,712,233 100.0

PORTFOLIO OF INVESTMENTS
as of March, 31 2025 (Unaudited) (continued)
2
Voya Solution 2065 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 2,167,997 $ — $ — $ 2,167,997
Mutual Funds 19,550,836 — — 19,550,836
Total Investments, at fair value $ 21,718,833 $ — $ — $ 21,718,833
Other Financial Instruments+
Futures 2,742 — — 2,742
Total Assets $ 21,721,575 $ — $ — $ 21,721,575
Liabilities Table
Other Financial Instruments+
Futures $ (1,790) $ — $ — $ (1,790)
Total Liabilities $ (1,790) $ — $ — $ (1,790)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 208,609 $ 15,874 $ (115,389) $ 3,285 $ 112,379 $ 1,919 $ 205 $ —
Voya Large Cap Value Portfolio -
Class R6
786,796 86,623 (10,017) 22,457 885,859 — 1,955 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
1,007,824 116,985 (65,487) 28,355 1,087,677 — 4,337 —
Voya Multi-Manager International
Equity Fund - Class I
3,387,776 436,896 (392,169) 172,161 3,604,664 — 59,400 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
683,515 173,832 (9,721) (16,127) 831,499 — 955 —
Voya Russell
TM
Large Cap Growth
Index - Class I
856,735 106,783 (12,591) (100,483) 850,444 — 8,548 —
Voya Short Duration Bond Fund -
Class R6
102,087 5,368 (107,345) (110) — 726 451 —
Voya Small Cap Growth Fund -
Class R6
285,535 24,393 (58,479) (40,671) 210,778 — 11,757 —
Voya Small Company Fund - Class
R6
439,903 46,181 (29,446) (27,695) 428,943 — 2,419 —
Voya U.S. Stock Index Portfolio -
Class I
7,243,440 1,022,800 (83,266) (375,001) 7,807,973 — 23,644 —
VY
®
Invesco Comstock Portfolio -
Class I
592,527 63,387 (8,574) 15,324 662,664 — 405 —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
1,543,678 147,789 (38,488) (9,020) 1,643,959 — 5,221 —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
686,166 176,499 (8,355) (63,125) 791,185 — 2,321 —

PORTFOLIO OF INVESTMENTS
as of March, 31 2025 (Unaudited) (continued)
3
Voya Solution 2065 Portfolio
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
$ 630,957 $ 78,685 $ (5,721) $ (71,109) $ 632,812 $ — $ 3,818 $ —
$ 18,455,548 $ 2,502,095 $ (945,048) $ (461,759) $ 19,550,836 $ 2,645 $ 125,436 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2025, the following futures contracts were outstanding for Voya Solution 2065 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
E-mini Russell 2000 Index 1 06/20/25 $ 101,355 $ (1,699)
U.S. Treasury 5-Year Note 4 06/30/25 432,625 2,742
$ 533,980 $ 1,043
Short Contracts:
3-month SOFR (2) 09/16/25 (479,600) (91)
$ (479,600) $ (91)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 935,000
Gross Unrealized Depreciation (105,807)
Net Unrealized Appreciation $ 829,193